The following analysis is the Group's sensitivity of the mark to market fair value to an increase of 1 basis point (“bp”) (DV01) in the Brazilian risk-free curve, IPCA coupon curve, assuming a parallel shift and a constant financial position: (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Brazilian Risk Free Curve [Member]
IfrsStatementLineItems [Line Items]
Group		$ 4
Nu Financeira	[1]	(2)	(1)
Nu Pagamentos		6	2
I P C A Coupon [Member]
IfrsStatementLineItems [Line Items]
Group		(2)	(1)
Nu Financeira	[1]	(2)
Nu Pagamentos			$ (1)

[1]	Includes Nu Financeira and its subsidiary Nu Invest.